MARCH 15, 2021

SUPPLEMENT TO THE

COMBINED STATEMENT OF ADDITIONAL INFORMATION

FOR HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

DATED MAY 1, 2020, AS SUPPLEMENTED THROUGH NOVEMBER 2, 2020

This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information.

Effective as of March 15, 2021, Amy N. Furlong no longer serves as Treasurer of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (each a “Company”), but Ms. Furlong will continue to serve as Vice President of each Company. Effective as of the same date, David A. Naab serves as Treasurer and Vice President of each Company. Accordingly, the “Officers and Interested Director” table in the section entitled “Fund Management” in the above referenced SAI is revised to delete the title of Treasurer with respect to Ms. Furlong and add the following information with respect to Mr. Naab:

NAME, YEAR OF BIRTH AND ADDRESS*	POSITION HELD WITH EACH COMPANY	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX*** OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR
DAVID A. NAAB (1985)	Vice President and Treasurer	Since March 15, 2021	Mr. Naab serves as Vice President and Treasurer of each Company. Prior to joining HFMC in 2021, Mr. Naab served in various positions as an associate, senior associate, manager, senior manager, and director within the investment management, financial services, and asset & wealth management practice groups of PricewaterhouseCoopers, LLP from 2007 to 2020.	N/A	N/A

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL

INFORMATION FOR FUTURE REFERENCE.

MARCH 15, 2021

SUPPLEMENT TO THE

STATEMENT OF ADDITIONAL INFORMATION

FOR HARTFORD DISCIPLINED EQUITY HLS FUND (CLASS IC)

(HARTFORD SERIES FUND, INC.)

DATED JUNE 23, 2020, AS SUPPLEMENTED NOVEMBER 2, 2020

This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information.

Effective as of March 15, 2021, Amy N. Furlong no longer serves as Treasurer for the Hartford Series Fund, Inc. (the “Company”), but Ms. Furlong will continue to serve as Vice President of the Company. Effective as of the same date, David A. Naab serves as Treasurer and Vice President of the Company. Accordingly, the “Officers and Interested Director” table in the section entitled “Fund Management” in the above referenced SAI is revised to delete the title of Treasurer with respect to Ms. Furlong and add the following information with respect to Mr. Naab:

NAME, YEAR OF BIRTH AND ADDRESS*	POSITION HELD WITH THE COMPANY	TERM OF OFFICE** AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX*** OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR
DAVID A. NAAB (1985)	Vice President and Treasurer	Since March 15, 2021	Mr. Naab serves as Vice President and Treasurer of the Company. Prior to joining HFMC in 2021, Mr. Naab served in various positions as an associate, senior associate, manager, senior manager, and director within the investment management, financial services, and asset & wealth management practice groups of PricewaterhouseCoopers, LLP from 2007 to 2020.	N/A	N/A

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL

INFORMATION FOR FUTURE REFERENCE.